Goodwill and Intangible Assets (Details 2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Acquired intangible assets
Gross Carrying Amount	$ 111,900		$ 111,900
Accumulated Amortization	110,592		110,486
Net Carrying Amount	1,308		1,414
Amortization expense relating to finite-lived intangible assets	106	$ 106
Purchased technology
Acquired intangible assets
Gross Carrying Amount	110,000		110,000
Accumulated Amortization	$ 110,000		$ 110,000
Purchased technology | Minimum
Acquired intangible assets
Useful Lives	1 year 4 months 24 days		1 year 4 months 24 days
Purchased technology | Maximum
Acquired intangible assets
Useful Lives	2 years 6 months		2 years 6 months
ETF issuer relationships
Acquired intangible assets
Gross Carrying Amount	$ 950		$ 950
Accumulated Amortization	296		243
Net Carrying Amount	$ 654		$ 707
Useful Lives	9 years		9 years
ETF buyer relationships
Acquired intangible assets
Gross Carrying Amount	$ 950		$ 950
Accumulated Amortization	296		243
Net Carrying Amount	$ 654		$ 707
Useful Lives	9 years		9 years